UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Core Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Core Bond Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Portfolio	$50	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s security selections ― especially in investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s selections in asset-backed securities contributed to performance relative to the Index during the period

↑ The Fund’s allocations by sector ― especially an overweight exposure to commercial mortgage-backed securities ― helped Index-relative returns during the period

↑ The Fund’s slightly underweight duration contributed to performance relative to the Index during the period

↓ In contrast, the Fund’s underweight exposure to agency mortgage-backed securities detracted from performance relative to the Index during the period

↓ The Fund’s yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s use of derivatives detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Core Bond Portfolio	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$10,004	$10,043	$10,055
12/16	$10,277	$10,436	$10,321
12/17	$10,738	$10,863	$10,687
12/18	$10,684	$10,835	$10,688
12/19	$11,675	$11,842	$11,620
12/20	$12,628	$12,739	$12,492
12/21	$12,716	$12,598	$12,299
12/22	$11,047	$10,961	$10,699
12/23	$11,718	$11,638	$11,291
12/24	$12,058	$11,875	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Core Bond Portfolio	2.90%	0.65%	1.89%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$581,881,384
# of Portfolio Holdings	317
Portfolio Turnover Rate	375%
Total Advisory Fees Paid	$2,613,355

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	10.2%
Asset-Backed Securities	11.3%
U.S. Treasury Obligations	19.2%
Corporate Bonds	23.0%
U.S. Government Agency Mortgage-Backed Securities	26.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
60.3%
AA
5.8%
A
14.9%
BBB
21.1%
BB
1.2%
B
1.1%
CCC or Lower
0.2%
Not Rated
1.9%
Cash & Equivalents
(6.5%)

Value	Value
Cash & Equivalents	(6.5%)
Not Rated	1.9%
CCC or Lower	0.2%
B	1.1%
BB	1.2%
BBB	21.1%
A	14.9%
AA	5.8%
AAA	60.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Core Bond Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

Core Bond Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/23	12/31/24
Audit Fees	$52,600	$67,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$52,600	$67,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/23	12/31/24
Registrant	$0	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Core Bond Portfolio
December 31, 2024
Portfolio of Investments

Asset-Backed Securities — 14.1%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$2,029	$ 2,048,684
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	2,302	2,306,599
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(1)	286	287,668
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,802	1,822,770
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	1,750	1,744,595
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,310	2,305,952
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,188	1,069,669
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,591	1,604,623
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,121,650
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	317	307,994
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,615	1,530,169
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,514,837
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	291,000
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,560	1,568,278
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,260	2,279,633
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	776	733,449
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,677,416
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,136,469
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	2,680	2,710,795
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	925	912,405
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,041	968,054
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,271	2,206,463
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	1,019,219
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	76	75,436
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	51	50,590
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,270	1,275,605
Security	Principal Amount (000's omitted)	Value
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	$195	$ 189,305
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,989	2,734,546
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,218,443
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,001	1,022,338
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	2,245	2,196,566
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,322	1,220,206
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	619	592,470
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	943	913,369
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,128	4,005,394
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	113	111,881
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	44	43,897
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,367	1,380,024
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	1,345	1,342,468
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,104,462
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,084	1,090,892
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	988	911,022
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,504	1,513,073
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.539%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	2,100	2,129,281
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,184	2,151,148
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	528	481,941
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	616	523,628
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,561	3,463,137
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,751	1,690,848
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	579	532,137
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	822	801,761
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	213	156,529
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,247	1,164,899

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	$1,810	$ 1,748,062
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,625	1,284,710
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	122	122,546
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	824,390
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,027,722
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	791	739,940
Series 2020-A, Class C, 6.657%, 3/15/45(1)	141	138,434
Total Asset-Backed Securities (identified cost $83,609,888)		$ 82,141,491

Collateralized Mortgage Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 5.569%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	$830	$ 831,718
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.287%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)	1,797	1,804,736
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,441	1,381,204
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	1,044	1,066,786
FARM Mortgage Trust, Series 2024-2, Class A, 5.196%, 8/1/54(1)(2)	1,315	1,270,638
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	153	152,292
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(3)	3,556	3,561,706
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 5.869%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	505	508,094
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	36	35,875
Series 2013-6, Class HD, 1.50%, 12/25/42	46	40,017
Series 2014-70, Class KP, 3.50%, 3/25/44	233	222,927
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	2,392	2,493,228
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	$635	$ 644,484
Series 2023-84, Class MW, 6.00%, 6/20/53	653	662,455
Total Collateralized Mortgage Obligations (identified cost $14,451,413)		$ 14,676,160

Commercial Mortgage-Backed Securities — 8.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$3,325	$ 2,120,089
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,635	344,118
BAMLL Trust, Series 2024-BHP, Class A, 6.747%, (1 mo. SOFR + 2.35%), 8/15/39(1)(3)	1,890	1,903,529
BPR Trust:
Series 2022-OANA, Class A, 6.295%, (1 mo. SOFR + 1.898%), 4/15/37(1)(3)	2,885	2,899,614
Series 2022-SSP, Class A, 7.397%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,286,720
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.462%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	1,703	1,697,832
Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,461	1,454,096
Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	1,074	1,071,956
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.363%, 12/10/54(1)(2)	2,000	1,659,059
Extended Stay America Trust, Series 2021-ESH, Class C, 6.212%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,412	2,417,096
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.057%, 3/25/28(2)	459	437,581
Series 2019-M1, Class A2, 3.543%, 9/25/28(2)	2,314	2,227,688
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,980,791
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.433%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	1,208	1,230,511
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,186,725
Great Wolf Trust, Series 2024-WOLF, Class A, 5.939%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	2,369	2,376,007
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.845%, (1 mo. SOFR + 1.447%), 5/15/38(1)(3)	2,333	2,334,813

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.039%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	$1,611	$ 1,616,028
Series 2024-DPLO, Class B, 6.388%, (1 mo. SOFR + 1.991%), 6/15/41(1)(3)	1,870	1,879,310
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.512%, 9/15/47(1)(2)	260	152,116
Series 2014-C23, Class D, 4.049%, 9/15/47(1)(2)	2,000	1,726,384
Series 2014-C25, Class D, 3.932%, 11/15/47(1)(2)	1,425	727,325
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(2)	257	242,309
Series 2021-MHC, Class C, 6.063%, (1 mo. SOFR + 1.664%), 4/15/38(1)(3)	2,425	2,424,757
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.338%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	1,380	1,385,175
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.715%, 5/15/49(2)(5)	993	935,082
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(3)	5,000	2,235,119
NYC Trust, Series 2024-3ELV, Class A, 6.388%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	1,000	1,009,228
ORL Trust, Series 2024-GLKS, Class A, 5.993%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	2,081	2,088,802
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.789%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	872	872,903
TX Trust, Series 2024-HOU, Class A, 5.989%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	1,995	1,993,251
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	793	831,862
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	438,699
Total Commercial Mortgage-Backed Securities (identified cost $57,712,656)		$ 51,186,575

Corporate Bonds — 28.7%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.3%
BAE Systems PLC, 5.30%, 3/26/34(1)	$444	$ 442,945
Boeing Co., 6.528%, 5/1/34	1,051	1,101,583
		$ 1,544,528
Security	Principal Amount (000's omitted)	Value
Air Transport — 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,256,118
		$ 2,256,118
Airlines — 0.3%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$1,035	$ 1,009,212
5.308%, 10/20/31(1)	530	517,799
		$ 1,527,011
Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC:
7.122%, 11/7/33	$508	$ 530,449
7.20%, 6/10/30	987	1,039,571
7.35%, 3/6/30	2,213	2,344,450
General Motors Financial Co., Inc.:
4.30%, 4/6/29	1,154	1,115,347
5.80%, 1/7/29	325	331,703
5.95%, 4/4/34	619	622,545
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,096,757
		$ 8,080,822
Banks — 10.4%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,300	$ 1,297,734
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	945,874
4.175% to 3/24/27, 3/24/28(6)	200	195,996
5.294%, 8/18/27	400	402,587
6.35%, 3/14/34	1,400	1,420,301
Bank of America Corp.:
5.468% to 1/23/34, 1/23/35(6)	6,681	6,691,336
5.933% to 9/15/26, 9/15/27(6)	2,125	2,163,389
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(1)(6)	700	706,956
Barclays PLC:
5.088% to 6/20/29, 6/20/30(6)	1,600	1,559,580
6.496% to 9/13/26, 9/13/27(6)	1,129	1,156,553
BBVA Bancomer SA:
1.875%, 9/18/25(1)	1,165	1,137,785
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	930,967
BNP Paribas SA:
5.125% to 1/13/28, 1/13/29(1)(6)	1,494	1,493,879
7.75% to 8/16/29(1)(6)(7)	787	806,498
9.25% to 11/17/27(1)(6)(7)	634	678,258

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(6)	$1,710	$ 1,719,495
Brookfield Finance, Inc.:
5.675%, 1/15/35	839	845,536
5.968%, 3/4/54	955	966,238
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(6)	1,062	1,129,944
Citigroup, Inc., Series W, 4.00% to 12/10/25(6)(7)	1,090	1,063,975
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	985	993,819
ING Groep NV, 5.55% to 3/19/34, 3/19/35(6)	1,493	1,484,789
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	269	273,655
8.248% to 11/21/32, 11/21/33(1)(6)	955	1,071,776
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(6)	3,620	3,692,591
5.766% to 4/22/34, 4/22/35(6)	576	589,445
KeyBank NA, 5.00%, 1/26/33	1,396	1,339,464
PNC Financial Services Group, Inc.:
5.401% to 7/23/34, 7/23/35(6)	175	173,729
5.492% to 5/14/29, 5/14/30(6)	2,969	3,011,827
6.875% to 10/20/33, 10/20/34(6)	2,225	2,429,680
Societe Generale SA, 5.634% to 1/19/29, 1/19/30(1)(6)	2,841	2,836,967
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,755,574
Synchrony Bank, 5.40%, 8/22/25	800	801,212
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	940	918,142
5.625%, 2/15/28	750	751,571
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	605	581,307
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	1,975	2,063,520
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(6)	2,889	2,914,593
5.85% to 10/21/32, 10/21/33(6)	1,786	1,826,010
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,246	1,028,826
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(6)	785	769,978
5.459% to 6/30/30, 6/30/35(1)(6)	611	590,587
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,190,843
		$ 60,402,786
Chemicals — 0.2%
Celanese U.S. Holdings LLC, 6.80%, 11/15/30	$1,090	$ 1,128,831
		$ 1,128,831
Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.3%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,152	$ 1,092,897
Ford Foundation, 2.415%, 6/1/50	650	382,724
		$ 1,475,621
Computers — 0.3%
Kyndryl Holdings, Inc., 6.35%, 2/20/34	$1,593	$ 1,658,158
		$ 1,658,158
Diversified Financial Services — 4.5%
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(6)	$1,332	$ 1,313,737
6.848% to 1/3/29, 1/3/30(6)	637	660,637
6.992% to 6/13/28, 6/13/29(6)	155	161,535
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,891,917
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(6)	2,250	2,363,451
CI Financial Corp., 3.20%, 12/17/30	1,144	973,248
Enact Holdings, Inc., 6.25%, 5/28/29	2,425	2,472,680
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	4,009	3,906,320
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,287	1,327,079
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	1,247	1,182,904
6.00%, 5/20/34	716	729,436
Marex Group PLC, 6.404%, 11/4/29	1,213	1,225,842
Nuveen LLC, 5.85%, 4/15/34(1)	1,084	1,097,585
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,733	1,511,041
Stifel Financial Corp., 4.00%, 5/15/30	1,333	1,259,115
Synchrony Financial, 4.50%, 7/23/25	1,765	1,758,476
TPG Operating Group II LP, 5.875%, 3/5/34	1,575	1,611,898
		$ 26,446,901
Electric — 1.3%
Engie SA, 5.625%, 4/10/34(1)	$2,050	$ 2,052,964
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	2,205	2,182,301
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(6)	1,634	1,604,037
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	1,665	1,648,566
		$ 7,487,868
Electronics — 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/29	$1,035	$ 1,031,192
		$ 1,031,192

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Entertainment — 0.2%
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	$1,449	$ 1,277,253
		$ 1,277,253
Foods — 0.3%
Kroger Co., 5.00%, 9/15/34	$695	$ 673,509
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,020	841,830
3.00%, 10/15/30(1)	210	181,852
		$ 1,697,191
Healthcare Services — 0.6%
Centene Corp.:
3.375%, 2/15/30	$2,359	$ 2,102,588
4.25%, 12/15/27	798	773,620
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	896,572
		$ 3,772,780
Insurance — 2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$900	$ 904,501
American National Group, Inc., 5.75%, 10/1/29	1,065	1,067,038
Athene Global Funding, 4.86%, 8/27/26(1)	2,332	2,330,798
Corebridge Global Funding, 5.20%, 1/12/29(1)	2,065	2,077,710
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,137	1,835,279
6.75%, 3/15/54(1)	1,993	2,025,286
7.95%, 6/15/33(1)	290	321,295
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,416	1,348,339
		$ 11,910,246
Lodging — 0.1%
Las Vegas Sands Corp., 6.00%, 8/15/29	$551	$ 558,692
		$ 558,692
Machinery - Diversified — 0.1%
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$868	$ 879,953
		$ 879,953
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,050	$ 2,294,255
		$ 2,294,255
Security	Principal Amount (000's omitted)	Value
Mining — 0.3%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 887,161
South32 Treasury Ltd., 4.35%, 4/14/32(1)	1,003	919,660
		$ 1,806,821
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 681,387
		$ 681,387
Oil and Gas — 0.3%
Diamondback Energy, Inc., 5.40%, 4/18/34	$769	$ 756,576
Parkland Corp., 4.625%, 5/1/30(1)	990	909,653
		$ 1,666,229
Pharmaceuticals — 0.6%
AbbVie, Inc., 5.50%, 3/15/64	$1,326	$ 1,267,254
Bristol-Myers Squibb Co., 5.65%, 2/22/64	2,172	2,092,323
		$ 3,359,577
Pipelines — 0.3%
ONEOK, Inc., 6.05%, 9/1/33	$1,845	$ 1,899,548
		$ 1,899,548
Real Estate Investment Trusts (REITs) — 2.1%
American Assets Trust LP, 3.375%, 2/1/31	$1,120	$ 974,956
COPT Defense Properties LP, 2.90%, 12/1/33	1,887	1,516,866
EPR Properties:
3.60%, 11/15/31	250	218,853
3.75%, 8/15/29	1,763	1,635,613
4.95%, 4/15/28	838	824,581
Extra Space Storage LP:
2.40%, 10/15/31	1,413	1,176,445
2.55%, 6/1/31	821	699,967
5.90%, 1/15/31	1,175	1,212,564
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	630	555,618
Ventas Realty LP, 5.625%, 7/1/34	1,856	1,869,736
VICI Properties LP:
5.125%, 11/15/31	495	483,192
5.75%, 4/1/34	930	939,195
		$ 12,107,586
Retail — 0.2%
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	$980	$ 905,676
		$ 905,676

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Semiconductors — 0.3%
Intel Corp., 4.90%, 8/5/52	$2,364	$ 1,867,955
		$ 1,867,955
Software — 1.0%
Concentrix Corp., 6.60%, 8/2/28	$4,424	$ 4,534,976
Fiserv, Inc., 5.35%, 3/15/31	1,080	1,098,196
		$ 5,633,172
Telecommunications — 0.2%
AT&T, Inc., 3.65%, 6/1/51	$992	$ 701,225
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	611	445,058
SES SA, 5.30%, 4/4/43(1)	368	269,071
		$ 1,415,354
Total Corporate Bonds (identified cost $168,165,304)		$ 166,773,511

Exchange-Traded Funds — 0.2%
Security	Shares	Value
Fixed-Income Funds — 0.2%
Eaton Vance Ultra-Short Income ETF(8)	25,000	$ 1,267,250
Total Exchange-Traded Funds (identified cost $1,269,750)		$ 1,267,250

Preferred Stocks — 0.4%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,042,299
		$ 1,042,299
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 5.50%	42,377	$ 948,397
		$ 948,397
Total Preferred Stocks (identified cost $3,157,450)		$ 1,990,696

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,215,901
		$ 1,215,901
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 713,982
Green Bonds, 2.184%, 9/1/31	650	553,663
Green Bonds, 2.264%, 9/1/32	585	487,861
Green Bonds, 2.344%, 9/1/33	635	519,119
		$ 2,274,625
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,490,526

U.S. Government Agency Mortgage-Backed Securities — 32.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$562	$ 483,476
3.00%, with various maturities to 2046	2,502	2,188,017
3.50%, with various maturities to 2048	2,353	2,135,545
4.00%, with various maturities to 2047	1,848	1,724,060
4.50%, with various maturities to 2044	583	566,237
5.50%, 6/1/41	834	855,930
6.00%, 6/1/53	309	311,413
Federal National Mortgage Association:
2.50%, 3/1/47	684	574,115
3.00%, 7/1/49	701	604,582
3.50%, with various maturities to 2047	3,695	3,357,207
4.00%, with various maturities to 2046	1,255	1,169,415
4.50%, 2/1/44	213	206,249
5.00%, 7/1/41	192	191,918
5.50%, with various maturities to 2054	13,093	12,927,463
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,696	2,226,208
3.50%, 12/20/45	798	723,416
5.50%, 6/20/53	2,092	2,103,895
6.00%, with various maturities to 2053	472	480,592
7.00%, 6/20/53	847	883,047

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(9)	$5,942	$ 5,427,645
4.50%, 30-Year, TBA(9)	17,377	16,337,093
5.00%, 30-Year, TBA(9)	47,929	46,230,888
5.50%, 30-Year, TBA(9)	83,678	82,536,737
6.00%, 30-Year, TBA(9)	6,640	6,670,606
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $196,742,947)		$ 190,915,754

U.S. Treasury Obligations — 23.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$906	$ 442,102
1.625%, 11/15/50	6,770	3,531,791
1.875%, 11/15/51	1,318	727,293
2.00%, 11/15/41	8,644	5,808,648
2.00%, 8/15/51	347	198,374
2.25%, 2/15/52	3,332	2,020,903
2.375%, 2/15/42	1,813	1,291,557
2.875%, 5/15/52	1,099	768,823
3.00%, 8/15/52	4,144	2,974,314
3.625%, 2/15/53	1,113	904,894
3.625%, 5/15/53	857	696,844
3.875%, 2/15/43	2,631	2,322,432
4.00%, 11/15/42	802	721,573
4.75%, 11/15/43	735	726,149
U.S. Treasury Notes:
0.375%, 11/30/25	3,634	3,509,515
0.375%, 12/31/25	28,291	27,244,769
0.375%, 1/31/26	4,956	4,756,013
0.75%, 4/30/26	4,821	4,605,523
1.125%, 2/29/28	7,680	6,968,118
1.25%, 4/30/28	3,455	3,130,838
1.875%, 2/28/27	19,332	18,393,593
2.75%, 4/30/27	18,000	17,404,741
2.875%, 11/30/25	500	493,900
3.125%, 8/31/27	3,713	3,606,653
3.50%, 1/31/28	2,593	2,534,016
3.875%, 12/31/27	2,000	1,977,395
4.125%, 9/30/27	1,600	1,593,931
4.125%, 11/30/29	16,000	15,820,721
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.375%, 8/15/26	$4,040	$ 4,048,098
Total U.S. Treasury Obligations (identified cost $151,823,790)		$ 139,223,521

Short-Term Investments — 12.7%
Affiliated Fund – 9.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(10)	56,230,488	$ 56,230,488
Total Affiliated Fund (identified cost $56,230,488)		$ 56,230,488

U.S. Treasury Obligations – 3.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/6/25	17,683	$ 17,610,576
Total U.S. Treasury Obligations (identified cost $17,604,921)		$ 17,610,576
Total Short-Term Investments (identified cost $73,835,409)		$ 73,841,064
Total Investments — 124.7% (identified cost $754,888,607)		$ 725,506,548
Other Assets, Less Liabilities — (24.7)%		$(143,625,164)
Net Assets — 100.0%		$ 581,881,384
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $189,890,579 or 32.6% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Portfolio of Investments — continued

(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Affiliated fund (see Note 7).
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	205	Long	3/31/25	$42,149,922	$ 11,585
U.S. 5-Year Treasury Note	652	Long	3/31/25	69,310,657	(209,884)
U.S. 10-Year Treasury Note	101	Long	3/20/25	10,983,750	(95,936)
U.S. Long Treasury Bond	216	Long	3/20/25	24,590,250	(535,833)
U.S. Ultra 10-Year Treasury Note	19	Long	3/20/25	2,114,938	7,407
U.S. Ultra-Long Treasury Bond	(25)	Short	3/20/25	(2,972,656)	30,275
					$(792,386)
Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Unaffiliated investments, at value (identified cost $696,339,323)	$667,073,728
Affiliated investments, at value (identified cost $58,549,284)	58,432,820
Deposits for forward commitment securities	2,510,000
Deposits for derivatives collateral — futures contracts	10,282,013
Interest receivable	4,277,948
Interest and dividends receivable from affiliated investments	242,854
Receivable from affiliates	35,096
Trustees' deferred compensation plan	61,283
Total assets	$742,915,742
Liabilities
Payable for forward commitment securities	$160,297,450
Payable for variation margin on open futures contracts	134,194
Due to custodian	92,826
Payable to affiliates:
Investment adviser fee	212,826
Trustees' fees	9,340
Trustees' deferred compensation plan	61,283
Accrued expenses	226,439
Total liabilities	$161,034,358
Net Assets applicable to investors' interest in Portfolio	$581,881,384

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $19,886)	$165,894
Dividend income from affiliated investments	1,355,267
Interest income	27,248,273
Interest income from affiliated investments	100,117
Other income	1,795
Total investment income	$28,871,346
Expenses
Investment adviser fee	$2,757,557
Trustees’ fees and expenses	37,566
Custodian fee	199,302
Legal and accounting services	96,578
Miscellaneous	53,452
Total expenses	$3,144,455
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$144,202
Total expense reductions	$144,202
Net expenses	$3,000,253
Net investment income	$25,871,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(5,984,590)
Futures contracts	(3,677,556)
Net realized loss	$(9,662,146)
Change in unrealized appreciation (depreciation):
Investments	$2,271,911
Investments - affiliated investments	88,783
Futures contracts	(2,040,768)
Net change in unrealized appreciation (depreciation)	$319,926
Net realized and unrealized loss	$(9,342,220)
Net increase in net assets from operations	$16,528,873

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$25,871,093	$22,160,888
Net realized loss	(9,662,146)	(23,641,763)
Net change in unrealized appreciation (depreciation)	319,926	34,122,291
Net increase in net assets from operations	$16,528,873	$32,641,416
Capital transactions:
Contributions	$130,190,460	$103,019,761
Withdrawals	(158,476,847)	(113,522,022)
Net decrease in net assets from capital transactions	$(28,286,387)	$(10,502,261)
Net increase (decrease) in net assets	$(11,757,514)	$22,139,155
Net Assets
At beginning of year	$593,638,898	$571,499,743
At end of year	$581,881,384	$593,638,898

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2024
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.51%	0.51%	0.50%	0.50%	0.50%
Net expenses	0.49%(2)	0.49%(2)	0.49%(2)	0.49%	0.49%
Net investment income	4.22%	3.74%	2.58%	2.06%	2.46%
Portfolio Turnover(3)	375%	227%	102%	122%	93%
Total Return	2.90%	6.08%	(13.13)%	0.70%	8.16%
Net assets, end of year (000’s omitted)	$581,881	$593,639	$571,500	$570,872	$575,953
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(3)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2024, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 62.7% and 37.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Preferred securities and exchange-traded funds listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Core Bond Portfolio
December 31, 2024
Notes to Financial Statements — continued

E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
H  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
I  Segment Reporting—During the year ended December 31, 2024, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objectives are included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President has been designated as the Portfolio’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s Financial Statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the year ended December 31, 2024, the Portfolio's investment adviser fee amounted to $2,757,557 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $104,884 of the Portfolio’s operating expenses for the year ended December 31, 2024. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended December 31, 2024, the investment adviser fee paid was reduced by $39,318 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.

Core Bond Portfolio
December 31, 2024
Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the year ended December 31, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$299,334,697	$291,271,643
U.S. Government and Agency Securities	2,249,303,458	2,250,923,277
	$2,548,638,155	$2,542,194,920
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$755,785,918
Gross unrealized appreciation	$2,891,840
Gross unrealized depreciation	(33,171,210)
Net unrealized depreciation	$(30,279,370)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2024 is included in the Portfolio of Investments. At December 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to seek to hedge against fluctuations in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$49,267	$(841,653)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Core Bond Portfolio
December 31, 2024
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(3,677,556)	$(2,040,768)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the year ended December 31, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$142,074,000	$10,269,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2024.
7  Affiliated Investments
At December 31, 2024, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $58,432,820, which represents 10.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.715%, 5/15/49	$ 883,072	$ —	$ —	$ —	$52,010	$ 935,082	$ 47,617	$ 993,200
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	1,871,414	—	(1,910,687)	—	39,273	—	52,500	—
Exchange-Traded Funds
Eaton Vance Ultra-Short Income ETF	—	1,269,750	—	—	(2,500)	1,267,250	14,429	25,000

Core Bond Portfolio
December 31, 2024
Notes to Financial Statements — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$16,240,414	$338,232,401	$(298,242,327)	$ —	$ —	$56,230,488	$1,340,838	56,230,488
Total				$ —	$88,783	$58,432,820	$1,455,384
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 82,141,491	$ —	$ 82,141,491
Collateralized Mortgage Obligations	—	14,676,160	—	14,676,160
Commercial Mortgage-Backed Securities	—	51,186,575	—	51,186,575
Corporate Bonds	—	166,773,511	—	166,773,511
Exchange-Traded Funds	1,267,250	—	—	1,267,250
Preferred Stocks	1,990,696	—	—	1,990,696
Taxable Municipal Obligations	—	3,490,526	—	3,490,526
U.S. Government Agency Mortgage-Backed Securities	—	190,915,754	—	190,915,754
U.S. Treasury Obligations	—	139,223,521	—	139,223,521
Short-Term Investments:
Affiliated Fund	56,230,488	—	—	56,230,488
U.S. Treasury Obligations	—	17,610,576	—	17,610,576
Total Investments	$59,488,434	$666,018,114	$ —	$725,506,548
Futures Contracts	$ 49,267	$ —	$ —	$ 49,267
Total	$59,537,701	$666,018,114	$ —	$725,555,815
Liability Description
Futures Contracts	$ (841,653)	$ —	$ —	$ (841,653)
Total	$ (841,653)	$ —	$ —	$ (841,653)

Core Bond Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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EAGIX-NCSR    12.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 26, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 26, 2025